Equity and Capital Management	12 Months Ended
Jun. 30, 2022
Equity and Capital Management [Abstract]
EQUITY AND CAPITAL MANAGEMENT

13.    EQUITY AND CAPITAL MANAGEMENT

	Issued and fully paid		Additional paid-in capital	Total share capital
Company	Number of shares	Value US$	Value US$	Value US$
At June 30, 2020, June 30, 2021 and June 30, 2022	41,948,748	39,139	377,538	416,677

Each share has a nominal value of US$0.001 per share.

There were weighted average of 41,948,748 shares in issue for the years ended June 30, 2022 and June 30, 2021. The effects of all potential shares are anti-dilutive for the years ended June 30, 2022 and June 30, 2021.